Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Abstract]
Terminal growth rate	2.00%
Discount rate	11.50%
Goodwill impairment (in Dollars)	$ 9,359,949